Shareholder Report, Average Annual Return (Details)		12 Months Ended	58 Months Ended		60 Months Ended	101 Months Ended		103 Months Ended	117 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025		Aug. 31, 2025	Aug. 31, 2025		Aug. 31, 2025 [3]	Aug. 31, 2025 [7]	Aug. 31, 2025
U.S. Government Securities Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	(0.31%)			(1.43%)					0.97%
U.S. Government Securities Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	1.79%			(1.40%)					0.76%
U.S. Government Securities Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	1.23%			(0.89%)	1.36%	[2]
U.S. Government Securities Fund® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-1
Average Annual Return, Percent	[1]	3.50%			(0.70%)					1.35%
U.S. Government Securities Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-2
Average Annual Return, Percent	[1]	3.75%			(0.39%)					1.64%
U.S. Government Securities Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-3
Average Annual Return, Percent	[1]	3.87%			(0.28%)			1.83%
U.S. Government Securities Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	(0.08%)			(1.39%)					0.98%
U.S. Government Securities Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	1.65%			(1.45%)					0.96%
U.S. Government Securities Fund® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-E
Average Annual Return, Percent	[1]	3.23%			(0.91%)					1.11%
U.S. Government Securities Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	1.17%			(0.95%)	1.30%	[4]
U.S. Government Securities Fund® - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-1
Average Annual Return, Percent	[1]	3.71%			(0.51%)					1.54%
U.S. Government Securities Fund® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-2
Average Annual Return, Percent	[1]	3.74%	(0.37%)	[5]
U.S. Government Securities Fund® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-3
Average Annual Return, Percent	[1]	3.83%	(0.30%)	[6]
U.S. Government Securities Fund® - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-1
Average Annual Return, Percent	[1]	2.84%			(1.34%)					0.65%
U.S. Government Securities Fund® - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-2
Average Annual Return, Percent	[1]	2.76%			(1.36%)					0.65%
U.S. Government Securities Fund® - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-2E
Average Annual Return, Percent	[1]	3.13%			(1.08%)					0.95%
U.S. Government Securities Fund® - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-3
Average Annual Return, Percent	[1]	3.21%			(0.94%)					1.08%
U.S. Government Securities Fund® - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-4
Average Annual Return, Percent	[1]	3.51%			(0.63%)					1.40%
U.S. Government Securities Fund® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-5E
Average Annual Return, Percent	[1]	3.80%			(0.43%)				1.61%
U.S. Government Securities Fund® - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-5
Average Annual Return, Percent	[1]	3.81%			(0.35%)					1.70%
U.S. Government Securities Fund - Class R-6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-6
Average Annual Return, Percent	[1]	3.96%			(0.28%)					1.76%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	3.54%			(0.68%)					1.36%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	2.78%			(1.40%)					0.76%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	3.81%			(0.39%)	1.66%	[2]
Without Sales Load [Member] | U.S. Government Securities Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	3.54%			(0.68%)					1.34%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	2.65%			(1.45%)					0.96%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	3.75%			(0.46%)	1.60%	[4]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	3.14%	(0.60%)	[5],[6]	(0.68%)	1.69%	[2],[4]	1.76%	1.81%	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage-Backed Securities Index
Average Annual Return, Percent	[8]	2.76%	(0.95%)	[5],[6]	(1.02%)	1.24%	[2],[4]	1.30%	1.28%	1.26%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.